Payments, by Project - 12 months ended Dec. 31, 2025 - ZAR (R) R in Thousands		Taxes	Royalties	Fees	Comm. Social Resp.	Total Payments
Total	[1]	R 2,298	R 1,313	R 40	R 570	R 4,221
Century Mining Proprietary Limited [Member] | Century zinc retreatment operation [Member]
Total	[2]		344		47	391
Ergo Mining Proprietary Limited [Member] | Ergo [Member]
Total	[2]	234		2		236
Far West Gold Recoveries Proprietary Limited [Member] | Far West Gold Recoveries [Member]
Total	[2]			4		4
Eastern Platinum Proprietary Limited [Member] | Marikana operations [Member]
Total	[2]	585	59	3		646
Ezulwini Mining Company Proprietary Limited [Member] | Cooke operations [Member]
Total	[2]		2			2
Kroondal Operations Proprietary Limited [Member] | Kroondal operations [Member]
Total	[2]				3	3
Messina Platinum Mines Proprietary Limited [Member] | Limpopo project [Member]
Total	[2]	36			10	46
Platinum Mile Resources Proprietary Limited [Member] | Platinum Mile operations [Member]
Total	[2]	34				34
Rand Uranium Proprietary Limited [Member] | Cooke operations [Member]
Total	[2]		5	13		18
Sibanye Gold Proprietary Limited [Member] | Beatrix operations [Member]
Total	[2]				64	64
Sibanye Gold Proprietary Limited [Member] | Driefontein operations [Member]
Total	[2]			8	133	141
Sibanye Gold Proprietary Limited [Member] | Kloof operations [Member]
Total	[2]				88	88
Sibanye Gold Proprietary Limited [Member] | Beatrix, Driefontein and Kloof operations [Member]
Total	[2]	10	215		8	233
Sibanye Rustenburg Platinum Mines Proprietary Limited [Member] | Rustenburg operations [Member]
Total	[2]	1,314	570		131	2,014
Western Platinum Proprietary Limited [Member] | Marikana operations [Member]
Total	[2]	R 63	R 118	R 10	R 85	R 276

[1]	When payments are made in Australian dollars they were translated into South African Rand using a weighted average exchange rate of AUD/ZAR of 1:11.52
[2]	When payments are made in Australian dollars they were translated into South African Rand using a weighted average exchange rate of AUD/ZAR of 1:11.52